Fees Summary	Jan. 24, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 17,555,000
Previously Paid Amount	0.00
Total Fee Amount	2,687.67
Total Offset Amount	0.00
Net Fee	2,687.67
Narrative - Max Aggregate Offering Price	$ 17,555,000
Final Prospectus	true